Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 29, 2012
Computation of Basic and Diluted Earnings Per Share

The following table shows the computation of basic and diluted earnings per share for 2012, 2011, and 2010 (in thousands, except net income in millions and per share amounts):

	2012	2011	2010
Numerator:
Net income	$41,733	$25,922	$14,013

Denominator:
Weighted-average shares outstanding	934,818	924,258	909,461
Effect of dilutive securities	10,537	12,387	15,251

Weighted-average diluted shares	945,355	936,645	924,712

Basic earnings per share	$44.64	$28.05	$15.41
Diluted earnings per share	$44.15	$27.68	$15.15